WARRANT LIABILITIES (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
WARRANT LIABILITIES
Sale of private placement warrants	16,566,666	16,566,666
Public warrants
WARRANT LIABILITIES
Sale of private placement warrants	7,666,666	7,666,666
Private placement warrants
WARRANT LIABILITIES
Sale of private placement warrants	8,900,000	8,900,000